FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Sensitivity Analysis (Details) - Currency risk - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Devaluation at 5% in US Dollar
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 39,048	S/ 33,061
Sensitivity analysis, change in other comprehensive income	S/ 55,124	35,941
Devaluation at 10% in US Dollar
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 74,546	63,117
Sensitivity analysis, change in other comprehensive income	S/ 105,237	68,615
Revaluation at 5% in US Dollar
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (43,158)	(36,542)
Sensitivity analysis, change in other comprehensive income	S/ (60,926)	(39,725)
Revaluation at 10% in US Dollar
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (91,112)	(77,143)
Sensitivity analysis, change in other comprehensive income	S/ (128,622)	(83,863)
Devaluation at 5% in Boliviano
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 38,056	45,842
Devaluation at 10% in Boliviano
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 72,652	87,516
Revaluation at 5% in Boliviano
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (42,062)	(50,667)
Revaluation at 10% in Boliviano
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (88,797)	(106,964)
Devaluation at 5% in Colombian Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 49,115	42,919
Devaluation at 10% in Colombian Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 93,765	81,936
Revaluation at 5% in Colombian Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (54,285)	(47,437)
Revaluation at 10% in Colombian Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (114,602)	(100,144)
Devaluation at 5% in Chilean Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 24,882	20,272
Devaluation at 10% in Chilean Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 47,501	38,702
Revaluation at 5% in Chilean Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (27,501)	(22,406)
Revaluation at 10% in Chilean Peso
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (58,057)	S/ (47,302)